UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.771% 9/26/33 ϕ	162,750	$179,640
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	127	128
Freddie Mac Structured Pass Through Securities
Series T-30 A5 6.53% 12/25/30 ⧫ϕ	4,228	4,546
Total Agency Asset-Backed Securities (cost $165,994)		184,314

Agency Collateralized Mortgage Obligations – 10.93%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.985% 6/19/41 ●	26,117	28,851
Series 2002-T1 A2 7.00% 11/25/31	153,729	181,462
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 ∑●	1,256,411	314,690
Series 419 C3 3.00% 11/25/43 ∑	70,438	13,706
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	119,965	135,531
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	790	912
Series 2003-52 NA 4.00% 6/25/23	74,226	76,527
Series 2003-78 B 5.00% 8/25/23	30,846	32,862
Series 2003-120 BL 3.50% 12/25/18	64,591	64,957
Series 2004-36 FA 1.637% (LIBOR01M + 0.40%)
5/25/34 ●	258,237	259,590
Series 2004-49 EB 5.00% 7/25/24	23,352	25,123
Series 2005-66 FD 1.537% (LIBOR01M + 0.30%)
7/25/35 ●	1,161,283	1,159,680
Series 2005-110 MB 5.50% 9/25/35	6,295	6,576
Series 2006-105 FB 1.657% (LIBOR01M + 0.42%)
11/25/36 ●	76,759	76,931
Series 2010-41 PN 4.50% 4/25/40	86,000	91,570
Series 2011-88 AB 2.50% 9/25/26	33,951	34,050
Series 2011-105 FP 1.637% (LIBOR01M + 0.40%)
6/25/41 ●	1,912,843	1,919,875
Series 2011-113 MC 4.00% 12/25/40	116,891	119,773
Series 2012-51 SA 5.263% (6.50% minus LIBOR01M,
Cap 6.50%, Floor 0.00%) 5/25/42 ∑●	60,192	14,848
Series 2012-67 GB 3.00% 7/25/42	390,000	376,914
Series 2012-93 LY 2.50% 9/25/42	433,000	392,029
Series 2012-98 MI 3.00% 8/25/31 ∑	24,379,270	2,725,086
Series 2012-99 AI 3.50% 5/25/39 ∑	1,592,291	196,860
Series 2012-102 IB 3.50% 9/25/27 ∑	8,243,462	921,370
Series 2012-118 AI 3.50% 11/25/37 ∑	464,042	60,748
Series 2012-120 WI 3.00% 11/25/27 ∑	131,546	12,636

NQ-022 [9/17] 11/17 (298171)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-122 SD 4.863% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 11/25/42 ∑●	2,949,075	$576,654
Series 2012-125 MI 3.50% 11/25/42 ∑	1,405,021	293,858
Series 2012-128 NP 2.50% 11/25/42	474,980	452,714
Series 2012-137 WI 3.50% 12/25/32 ∑	62,583	10,159
Series 2012-139 NS 5.463% (6.70% minus LIBOR01M,
Cap 6.70%, Floor 0.00%) 12/25/42 ∑●	1,290,173	291,396
Series 2012-148 HE 2.50% 1/25/43	1,000,000	896,494
Series 2012-150 KC 2.50% 1/25/43	617,350	614,242
Series 2013-2 DA 2.00% 11/25/42	27,196	23,867
Series 2013-7 EI 3.00% 10/25/40 ∑	1,526,219	200,479
Series 2013-7 GP 2.50% 2/25/43	65,000	58,903
Series 2013-20 IH 3.00% 3/25/33 ∑	379,734	53,979
Series 2013-26 HI 3.00% 4/25/32 ∑	207,534	15,548
Series 2013-26 ID 3.00% 4/25/33 ∑	661,071	93,971
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,499,422
Series 2013-38 AI 3.00% 4/25/33 ∑	557,651	77,577
Series 2013-51 PI 3.00% 11/25/32 ∑	715,054	84,537
Series 2013-52 ZA 3.00% 6/25/43	212,728	198,542
Series 2013-55 AI 3.00% 6/25/33 ∑	15,591,983	2,246,459
Series 2013-59 PY 2.50% 6/25/43	547,142	505,954
Series 2013-67 KZ 2.50% 4/25/43	778,384	680,024
Series 2013-69 IJ 3.00% 7/25/33 ∑	57,189	8,074
Series 2013-71 ZA 3.50% 7/25/43	286,553	292,242
Series 2013-75 JI 3.00% 9/25/32 ∑	744,961	94,533
Series 2013-92 SA 4.713% (5.95% minus LIBOR01M,
Cap 5.95%, Floor 0.00%) 9/25/43 ∑●	236,312	50,225
Series 2013-129 KI 3.00% 8/25/28 ∑	1,804,636	143,335
Series 2014-5 JL 4.00% 2/25/44	78,000	85,234
Series 2014-21 ID 3.50% 6/25/33 ∑	374,905	50,018
Series 2014-25 DI 3.50% 8/25/32 ∑	296,528	34,571
Series 2014-46 IK 3.00% 9/25/40 ∑	303,492	32,789
Series 2014-63 KI 3.50% 11/25/33 ∑	363,182	44,677
Series 2014-64 IT 3.50% 6/25/41 ∑	47,277	5,077
Series 2014-68 BS 4.913% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 11/25/44 ∑●	150,748	29,436
Series 2014-85 IB 3.00% 12/25/44 ∑	939,668	177,836
Series 2014-90 SA 4.913% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 1/25/45 ∑●	304,058	59,909
Series 2014-94 AI 3.00% 10/25/32 ∑	504,360	43,142
Series 2015-11 BI 3.00% 1/25/33 ∑	530,820	58,553
Series 2015-31 ZD 3.00% 5/25/45	451,540	395,468
Series 2015-34 OK 0.00% 3/25/44 Ω	1,185,000	1,025,941

2     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2015-40 GZ 3.50% 5/25/45	108,497	$106,804
Series 2015-43 PZ 3.50% 6/25/45	43,399	44,773
Series 2015-44 AI 3.50% 1/25/34 ∑	771,307	115,393
Series 2015-45 AI 3.00% 1/25/33 ∑	70,485	7,714
Series 2015-45 EI 3.00% 12/25/40 ∑	1,371,945	151,540
Series 2015-66 ID 3.50% 5/25/42 ∑	267,562	42,888
Series 2015-82 AI 3.50% 6/25/34 ∑	4,468,545	815,392
Series 2015-85 BI 4.50% 9/25/43 ∑	665,223	125,196
Series 2015-87 TI 3.50% 11/25/35 ∑	265,866	42,781
Series 2015-89 EZ 3.00% 12/25/45	647,615	638,839
Series 2015-95 SH 4.763% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 1/25/46 ∑●	133,719	29,929
Series 2016-2 HI 3.00% 12/25/41 ∑	1,225,158	170,674
Series 2016-17 BI 4.00% 2/25/43 ∑	1,193,772	203,298
Series 2016-33 DI 3.50% 6/25/36 ∑	242,186	36,143
Series 2016-33 EL 3.00% 6/25/46	1,119,000	1,065,139
Series 2016-40 ZC 3.00% 7/25/46	37,374	34,799
Series 2016-54 PI 3.00% 2/25/44 ∑	1,340,547	154,737
Series 2016-55 SK 4.763% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 8/25/46 ∑●	110,996	25,190
Series 2016-61 ML 3.00% 9/25/46	55,000	53,165
Series 2016-74 GS 4.763% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 10/25/46 ∑●	833,121	200,512
Series 2016-74 IH 3.50% 11/25/45 ∑	121,477	22,474
Series 2016-79 JS 4.813% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 11/25/46 ∑●	184,237	39,440
Series 2016-80 JZ 3.00% 11/25/46	142,948	132,521
Series 2016-83 PI 3.50% 7/25/45 ∑	91,520	15,473
Series 2016-90 CI 3.00% 2/25/45 ∑	739,533	107,352
Series 2016-95 IO 3.00% 12/25/46 ∑	2,965,492	520,825
Series 2016-99 DI 3.50% 1/25/46 ∑	95,783	16,110
Series 2016-99 TI 3.50% 3/25/36 ∑	621,638	87,741
Series 2016-101 ZP 3.50% 1/25/47	93,417	89,468
Series 2016-105 SA 4.763% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 1/25/47 ∑●	159,013	35,481
Series 2017-6 NI 3.50% 3/25/46 ∑	921,489	168,347
Series 2017-14 AI 3.00% 9/25/42 ∑	95,759	14,942
Series 2017-16 SM 4.813% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 3/25/47 ∑●	881,635	191,327
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,213,372
Series 2017-16 WI 3.00% 1/25/45 ∑	94,633	12,990
Series 2017-16 YW 3.00% 3/25/47	875,000	832,270
Series 2017-17 CM 3.00% 11/25/41	228,150	227,406

NQ-022 [9/17] 11/17 (298171)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-17 LI 3.00% 4/25/37 ∑	149,016	$12,448
Series 2017-19 MD 3.00% 1/25/47	99,000	99,380
Series 2017-24 AI 3.00% 8/25/46 ∑	1,041,104	160,864
Series 2017-25 GS 5.463% (6.70% minus LIBOR01M,
Cap 6.70%, Floor 0.00%) 4/25/47 ∑●	247,226	39,927
Series 2017-27 EM 3.00% 4/25/47	113,000	106,300
Series 2017-28 Z 3.50% 4/25/47	107,869	108,919
Series 2017-40 GZ 3.50% 5/25/47	36,528	37,395
Series 2017-40 IG 3.50% 3/25/43 ∑	255,911	41,498
Series 2017-45 IJ 3.00% 11/25/46 ∑	558,368	98,150
Series 2017-46 BI 3.00% 4/25/47 ∑	378,105	52,335
Series 2017-46 JI 3.50% 1/25/43 ∑	140,832	17,779
Series 2017-55 HY 3.00% 7/25/47	395,000	369,633
Series 2017-66 IQ 3.00% 9/25/43 ∑	99,747	14,514
Series 2017-66 QY 3.00% 9/25/43	87,000	86,195
Series 2017-69 SG 4.913% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 9/25/47 ∑●	159,402	36,025
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	23,396	25,815
Series 2621 QH 5.00% 5/15/33	1,650	1,812
Series 2708 ZD 5.50% 11/15/33	215,147	241,763
Series 2901 CA 4.50% 11/15/19	10,212	10,231
Series 3016 FL 1.624% (LIBOR01M + 0.39%) 8/15/35 ●	23,836	23,876
Series 3027 DE 5.00% 9/15/25	24,891	26,872
Series 3067 FA 1.584% (LIBOR01M + 0.35%)
11/15/35 ●	2,304,136	2,301,108
Series 3232 KF 1.684% (LIBOR01M + 0.45%)
10/15/36 ●	54,388	54,648
Series 3241 FM 1.614% (LIBOR01M + 0.38%)
11/15/36 ●	21,206	21,254
Series 3297 BF 1.474% (LIBOR01M + 0.24%) 4/15/37 ●	776,362	773,566
Series 3316 FB 1.534% (LIBOR01M + 0.30%) 8/15/35 ●	100,849	100,704
Series 3351 ZC 5.50% 7/15/37	27,314	30,464
Series 3578 EO 0.00% 5/15/37 Ω	275,140	258,771
Series 3737 NA 3.50% 6/15/25	88,360	90,785
Series 3780 LF 1.634% (LIBOR01M + 0.40%) 3/15/29 ●	59,682	59,700
Series 3800 AF 1.734% (LIBOR01M + 0.50%) 2/15/41 ●	1,399,162	1,407,485
Series 3803 TF 1.634% (LIBOR01M + 0.40%)
11/15/28 ●	59,396	59,444
Series 3852 TP 5.50% (27.50% minus LIBOR01M, Cap
5.50%, Floor 0.00%) 5/15/41 ●	87,662	96,918
Series 3939 EI 3.00% 3/15/26 ∑	1,398,807	89,687
Series 4050 EI 4.00% 2/15/39 ∑	103,613	11,092

4     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4076 QB 1.75% 11/15/41	497,109	$485,689
Series 4092 AI 3.00% 9/15/31 ∑	373,941	34,664
Series 4100 EI 3.00% 8/15/27 ∑	10,227,851	986,362
Series 4105 YC 3.00% 8/15/42	197,000	194,442
Series 4109 AI 3.00% 7/15/31 ∑	5,884,129	654,955
Series 4142 HA 2.50% 12/15/32	389,454	392,326
Series 4150 PQ 2.50% 1/15/43	45,849	43,296
Series 4152 BW 2.50% 1/15/43	195,361	178,451
Series 4152 GW 2.50% 1/15/43	36,000	33,157
Series 4161 IM 3.50% 2/15/43 ∑	437,594	94,525
Series 4171 Z 3.00% 2/15/43	470,263	436,162
Series 4185 LI 3.00% 3/15/33 ∑	443,392	61,966
Series 4197 LZ 4.00% 4/15/43	298,221	318,755
Series 4206 DZ 3.00% 5/15/33	334,445	330,981
Series 4210 Z 3.00% 5/15/43	485,041	454,913
Series 4223 HI 3.00% 4/15/30 ∑	2,812,536	218,216
Series 4342 CI 3.00% 11/15/33 ∑	1,127,556	136,066
Series 4366 DI 3.50% 5/15/33 ∑	1,559,919	222,210
Series 4408 BC 3.00% 11/15/44	270,000	261,497
Series 4408 ZG 2.00% 9/15/41	404,696	362,405
Series 4419 DC 3.00% 12/15/44	152,000	148,857
Series 4433 DI 3.00% 8/15/32 ∑	5,862,713	624,389
Series 4448 TS 1.86% 5/15/40 ∑●	434,815	26,353
Series 4452 PZ 3.50% 3/15/45	4,594,751	4,544,838
Series 4453 DI 3.50% 11/15/33 ∑	5,778,177	754,793
Series 4457 KZ 3.00% 4/15/45	3,415,653	3,263,077
Series 4464 DA 2.50% 1/15/43	19,501	18,569
Series 4476 GI 3.00% 6/15/41 ∑	1,374,035	164,552
Series 4493 HI 3.00% 6/15/41 ∑	190,628	23,098
Series 4518 CI 3.50% 6/15/42 ∑	612,886	74,490
Series 4527 CI 3.50% 2/15/44 ∑	159,399	27,016
Series 4531 PZ 3.50% 11/15/45	1,292,199	1,364,503
Series 4567 LI 4.00% 8/15/45 ∑	517,272	96,526
Series 4574 AI 3.00% 4/15/31 ∑	2,531,838	313,191
Series 4581 LI 3.00% 5/15/36 ∑	80,063	10,919
Series 4614 HB 2.50% 9/15/46	62,000	56,354
Series 4615 GW 2.50% 4/15/41	18,000	17,154
Series 4618 SA 4.766% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 9/15/46 ∑●	403,790	98,682
Series 4623 IY 4.00% 10/15/46 ∑	194,735	43,434
Series 4623 LZ 2.50% 10/15/46	52,181	45,769
Series 4623 MW 2.50% 10/15/46	60,000	55,082

NQ-022 [9/17] 11/17 (298171)     5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4623 WI 4.00% 8/15/44 ∑	1,201,628	$218,640
Series 4623 YT 2.50% 3/15/46	1,442,246	1,322,839
Series 4625 PZ 3.00% 6/15/46	29,808	28,315
Series 4636 ET 3.00% 3/15/41	1,000,000	990,865
Series 4643 QI 3.50% 9/15/45 ∑	2,040,534	345,218
Series 4648 SA 4.766% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 1/15/47 ∑●	1,124,346	248,616
Series 4650 JE 3.00% 7/15/46	110,000	106,404
Series 4650 JG 3.00% 11/15/46	1,997,000	1,896,316
Series 4653 VB 3.00% 4/15/40	865,000	868,074
Series 4654 G 3.00% 2/15/43	74,840	74,741
Series 4655 TI 3.00% 8/15/36 ∑	95,569	8,352
Series 4656 HI 3.50% 5/15/42 ∑	709,870	95,936
Series 4657 PS 4.766% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 2/15/47 ∑●	4,442,223	938,753
Series 4660 GI 3.00% 8/15/43 ∑	668,544	106,749
Series 4663 AI 3.00% 3/15/42 ∑	125,959	16,477
Series 4675 KS 4.766% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 4/15/47 ∑●	143,017	34,024
Series 4681 WI 1.569% 8/15/33 ∑●	477,810	32,736
Series 4695 OZ 3.00% 6/15/47	572,271	535,340
Freddie Mac Strips
Series 284 S6 4.866% (6.10% minus LIBOR01M, Cap
6.10%, Floor 0.00%) 10/15/42 ∑●	1,189,894	252,189
Series 290 IO 3.50% 11/15/32 ∑	58,598	9,376
Series 303 151 4.31% 12/15/42 ∑●	417,930	103,174
Series 303 185 3.492% 1/15/43 ∑●	1,148,911	230,829
Series 319 S2 4.766% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 11/15/43 ∑●	7,728,230	1,666,995
Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap
5.95%, Floor 0.00%) 3/15/44 ∑●	555,376	112,491
Series 350 S5 1.664% 9/15/40 ∑●	229,643	12,213
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ⧫	31,653	36,800
Series T-54 2A 6.50% 2/25/43 ⧫	775	911
Series T-58 2A 6.50% 9/25/43 ⧫	542,176	626,553
GNMA
Series 2012-77 MU 2.50% 6/20/42	115,545	110,258
Series 2012-108 PB 2.75% 9/16/42	39,000	37,458
Series 2013-26 KD 2.50% 2/16/43	870,000	811,603
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,240,431
Series 2013-88 LZ 2.50% 6/16/43	457,023	410,523
Series 2013-113 LY 3.00% 5/20/43	17,000	16,949

6     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2014-12 ZA 3.00% 1/20/44	206,483	$200,341
Series 2014-12 ZB 3.00% 1/16/44	54,690	52,679
Series 2014-62 Z 3.00% 4/20/44	176,140	173,091
Series 2015-36 PI 3.50% 8/16/41 ∑	440,265	60,088
Series 2015-74 CI 3.00% 10/16/39 ∑	175,226	22,286
Series 2015-76 MZ 3.00% 5/20/45	1,101,323	1,128,128
Series 2015-82 GI 3.50% 12/20/38 ∑	974,185	89,446
Series 2015-142 AI 4.00% 2/20/44 ∑	58,304	7,526
Series 2015-155 QZ 3.50% 10/20/45	1,576,119	1,606,880
Series 2015-185 PZ 3.00% 12/20/45	1,108,633	1,059,885
Series 2016-5 GL 3.00% 7/20/45	5,000	4,991
Series 2016-46 DZ 3.00% 4/20/46	112,683	104,755
Series 2016-49 PZ 3.00% 11/16/45	229,539	218,106
Series 2016-54 MZ 3.00% 4/20/46	756,437	697,874
Series 2016-74 PL 3.00% 5/20/46	610,000	606,488
Series 2016-80 JZ 3.00% 6/20/46	674,806	635,993
Series 2016-81 IM 4.00% 10/20/44 ∑	259,039	46,056
Series 2016-83 MB 3.00% 10/20/45	36,000	36,748
Series 2016-89 QS 4.814% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 7/20/46 ∑●	3,808,279	922,043
Series 2016-103 DY 2.50% 8/20/46	559,000	498,795
Series 2016-118 DI 3.50% 3/20/43 ∑	310,500	47,261
Series 2016-126 NS 4.864% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	134,868	31,345
Series 2016-134 MW 3.00% 10/20/46	10,000	10,195
Series 2016-135 Z 3.00% 10/20/46	50,364	47,555
Series 2016-146 KS 4.864% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 10/20/46 ∑●	91,124	21,636
Series 2016-147 ST 4.814% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 10/20/46 ∑●	129,084	30,398
Series 2016-149 GI 4.00% 11/20/46 ∑	570,636	125,017
Series 2016-167 QM 3.00% 4/20/46	402,000	398,256
Series 2016-170 MZ 3.00% 12/20/46	746,590	693,815
Series 2016-171 IP 3.00% 3/20/46 ∑	667,097	103,572
Series 2017-2 Z 2.65% 1/20/46	1,379,124	1,366,488
Series 2017-4 WI 4.00% 2/20/44 ∑	91,864	18,311
Series 2017-10 IB 4.00% 1/20/47 ∑	152,238	36,795
Series 2017-10 KZ 3.00% 1/20/47	15,303	14,237
Series 2017-14 EZ 3.00% 1/20/47	268,306	247,778
Series 2017-17 BV 3.00% 4/20/40	434,000	434,695
Series 2017-17 BZ 3.00% 2/20/47	1,770,679	1,860,130
Series 2017-18 QS 4.866% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 2/16/47 ∑●	153,479	33,275

NQ-022 [9/17] 11/17 (298171)     7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-25 CZ 3.50% 2/20/47	48,989	$49,180
Series 2017-33 PZ 3.00% 2/20/47	1,363,627	1,334,963
Series 2017-34 DY 3.50% 3/20/47	230,000	229,914
Series 2017-36 ZC 3.00% 3/20/47	177,641	167,638
Series 2017-52 LE 3.00% 1/16/47	474,000	452,873
Series 2017-56 GZ 3.50% 4/20/47	258,741	250,898
Series 2017-80 AS 4.964% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 5/20/47 ∑●	227,146	50,338
Series 2017-101 AI 4.00% 7/20/47 ∑	99,405	20,286
Series 2017-101 HD 3.00% 1/20/47	89,000	86,160
Series 2017-101 ND 3.00% 1/20/47	88,000	85,700
Series 2017-101 TI 4.00% 3/20/44 ∑	143,943	22,838
Series 2017-117 C 3.00% 8/20/47	131,000	125,235
Series 2017-120 QS 4.964% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 8/20/47 ∑●	114,696	24,212
Series 2017-121 CW 3.00% 8/20/47	55,000	52,779
Series 2017-134 ES 4.961% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 9/20/47 ∑●	145,000	31,719
Series 2017-137 CZ 3.00% 9/20/47	137,000	129,508
Series 2017-144 MZ 2.50% 9/20/47	65,000	53,638
Total Agency Collateralized Mortgage Obligations (cost $82,132,195)		83,589,467

Agency Commercial Mortgage-Backed Securities – 0.29%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	102,099
Series 2012-K708 B 144A 3.883% 2/25/45 #●	675,000	686,886
Series 2013-K712 B 144A 3.481% 5/25/45 #●	345,000	350,960
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 1.761% (LIBOR01M + 0.53%)
3/9/21 ●	1,095,991	1,093,745
Total Agency Commercial Mortgage-Backed Securities (cost $2,251,421)		2,233,690

Agency Mortgage-Backed Securities – 8.83%
Fannie Mae ARM
2.835%(H15T1Y + 2.142%) 12/1/33 ●	74,921	79,552
3.092%(LIBOR12M + 1.481%) 3/1/38 ●	4,728	4,923
3.14%(LIBOR12M + 1.584%) 9/1/38 ●	1,167,805	1,216,994
3.205%(LIBOR12M + 1.705%) 11/1/39 ●	195,948	207,058
3.24%(LIBOR12M + 1.698%) 11/1/35 ●	284,849	299,710
3.309%(LIBOR12M + 1.519%) 8/1/34 ●	84,979	88,805
3.378%(LIBOR12M + 1.591%) 8/1/36 ●	28,691	30,510
3.458%(LIBOR12M + 1.708%) 4/1/36 ●	28,128	29,702

8     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
3.477%(LIBOR12M + 1.77%) 1/1/41 ●	122,211	$126,713
3.505%(LIBOR12M + 1.731%) 6/1/36 ●	102,775	108,107
3.526%(LIBOR12M + 1.776%) 4/1/36 ●	268,794	282,839
3.537%(LIBOR12M + 1.768%) 7/1/36 ●	103,468	108,984
3.58%(LIBOR12M + 1.83%) 8/1/35 ●	21,401	22,583
3.615%(LIBOR12M + 1.777%) 6/1/34 ●	41,808	44,510
3.649%(LIBOR12M + 1.899%) 7/1/36 ●	41,233	43,577
4.565%(LIBOR12M + 1.77%) 11/1/39 ●	594,879	631,044
Fannie Mae S.F. 30 yr
4.50% 8/1/40	101,282	109,680
5.00% 11/1/33	82,585	90,991
5.00% 3/1/34	34,236	37,630
5.00% 4/1/35	3,500	3,856
5.00% 5/1/35	8,580	9,455
5.00% 6/1/35	95,311	104,748
5.00% 7/1/35	1,006	1,109
5.00% 8/1/35	6,132	6,750
5.00% 9/1/35	159	175
5.00% 10/1/35	14,801	16,313
5.00% 12/1/35	13,095	14,578
5.00% 2/1/36	46,411	51,142
5.00% 3/1/36	26,991	29,743
5.00% 11/1/36	22,290	24,560
5.00% 2/1/38	65,680	72,373
5.00% 6/1/39	9,742	10,736
5.00% 1/1/40	67,837	75,529
5.50% 4/1/33	12,893	14,426
5.50% 6/1/33	81,224	91,195
5.50% 7/1/33	3,702	4,142
5.50% 1/1/34	9,920	11,179
5.50% 4/1/34	130,297	146,114
5.50% 7/1/34	28,792	32,282
5.50% 9/1/34	319,403	357,725
5.50% 11/1/34	32,915	36,882
5.50% 2/1/35	16,848	18,879
5.50% 5/1/35	5,228	5,860
5.50% 11/1/35	5,914	6,632
5.50% 8/1/37	490,275	549,586
5.50% 1/1/38	1,166,840	1,307,008
5.50% 2/1/38	300,864	336,843
5.50% 12/1/38	5,941	6,661
5.50% 3/1/39	54,714	61,812

NQ-022 [9/17] 11/17 (298171)     9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 9/1/41	414,629	$468,877
5.50% 5/1/44	8,120,625	9,100,311
6.00% 11/1/23	7,454	8,383
6.00% 3/1/34	44,031	50,270
6.00% 8/1/34	18,328	20,964
6.00% 9/1/34	181	206
6.00% 11/1/34	2,954	3,355
6.00% 4/1/35	155,992	178,101
6.00% 7/1/35	45,817	52,347
6.00% 12/1/35	29,557	33,744
6.00% 4/1/36	9,195	10,342
6.00% 6/1/36	147,876	169,134
6.00% 9/1/36	135,768	156,547
6.00% 12/1/36	3,923	4,455
6.00% 3/1/37	3,756	4,265
6.00% 5/1/37	54,987	62,840
6.00% 7/1/37	2,046,590	2,334,813
6.00% 8/1/37	227,918	260,580
6.00% 9/1/37	1,161,980	1,319,590
6.00% 12/1/37	192,432	219,225
6.00% 3/1/38	1,442,558	1,640,175
6.00% 5/1/38	135,998	154,539
6.00% 7/1/38	3,451	3,927
6.00% 9/1/38	6,286	7,143
6.00% 10/1/38	597,643	680,097
6.00% 9/1/39	113,802	131,459
6.00% 10/1/39	2,433,602	2,779,930
6.00% 3/1/40	20,000	22,704
6.00% 5/1/41	176,000	199,745
6.00% 7/1/41	3,319,334	3,774,073
6.50% 1/1/29	6,481	7,363
6.50% 5/1/40	169,782	190,571
7.50% 6/1/31	546	648
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/47	3,839,000	3,843,499
4.50% 11/1/47	18,083,000	19,382,363
4.50% 12/1/47	5,801,000	6,209,795
Freddie Mac ARM
2.558%(LIBOR12M + 1.63%) 10/1/46 ●	386,986	388,956
2.922%(LIBOR12M + 1.612%) 11/1/44 ●	132,291	135,710
3.08%(H15T1Y + 2.14%) 10/1/36 ●	5,786	6,099
3.275%(LIBOR12M + 1.775%) 10/1/37 ●	179,931	189,128

10     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
3.28%(LIBOR12M + 1.734%) 2/1/37 ●	3,647	$3,824
3.37%(H15T1Y + 2.37%) 6/1/37 ●	283,134	295,255
3.635%(LIBOR12M + 1.885%) 7/1/38 ●	858,512	905,283
5.00%(LIBOR12M + 1.93%) 8/1/38 ●	16,016	16,894
Freddie Mac S.F. 30 yr
4.50% 8/1/44	188,401	202,863
5.00% 12/1/41	45,332	49,842
5.50% 1/1/38	8,168	9,147
6.00% 5/1/35	8,174	9,287
6.00% 2/1/36	203,898	231,673
6.00% 3/1/36	221,363	251,332
6.00% 8/1/38	1,696,742	1,934,453
6.00% 5/1/39	45,642	52,059
6.00% 7/1/39	24,334	27,652
6.00% 11/1/39	28,300	32,092
6.00% 5/1/40	213,348	240,287
6.50% 12/1/31	17,780	20,080
7.50% 7/1/32	3,561	4,303
GNMA II S.F. 30 yr
5.50% 5/20/37	177,979	197,350
5.50% 4/20/40	129,199	140,574
6.00% 2/20/39	170,039	189,307
6.00% 10/20/39	257,239	286,423
6.00% 2/20/40	635,158	710,364
6.00% 4/20/46	212,990	238,244
6.50% 10/20/39	247,351	276,329
Total Agency Mortgage-Backed Securities (cost $67,507,322)		67,503,395

Collateralized Debt Obligations – 3.22%
AMMC CLO
Series 2015-16A XR 144A 2.354% (LIBOR03M + 1.05%)
4/14/29 #●	5,700,000	5,699,687
Cathedral Lake CLO
Series 2015-2A AXR 144A 2.554% (LIBOR03M + 1.25%)
7/16/29 #●	2,375,000	2,377,028
Dryden 36 Senior Loan Fund
Series 2014-36A X 144A 2.404% (LIBOR03M + 1.10%)
1/15/28 #●	2,133,333	2,134,628
Harbourview CLO VII
Series 7A AXR 144A 2.317% (LIBOR03M + 1.00%)
11/18/26 #●	2,083,334	2,085,571

NQ-022 [9/17] 11/17 (298171)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Hempstead II CLO
Series 2017-2A X 144A 2.309% (LIBOR03M + 1.00%)
8/10/29 #●	4,250,000	$4,250,394
KKR CLO
Series 18 X 144A 2.317% (LIBOR03M + 1.00%)
7/18/30 #●	1,750,000	1,749,118
Neuberger Berman CLO XVII
Series 2014-17A XR 144A 2.313% (LIBOR03M + 1.00%)
4/22/29 #●	3,390,000	3,389,810
Telos CLO
Series 2013-3A X 144A 2.271% (LIBOR03M + 1.00%)
7/17/26 #●	1,900,000	1,901,786
Tuolumne Grove CLO
Series 2014-1A AXR 144A 2.264% (LIBOR03M + 0.95%)
4/25/26 #●	1,000,000	999,944
Total Collateralized Debt Obligations (cost $24,581,667)		24,587,966

Convertible Bond – 0.18%
Jefferies Group 3.875% exercise price $43.53, maturity
date 11/1/29	1,355,000	1,361,775
Total Convertible Bond (cost $1,443,922)		1,361,775

Corporate Bonds – 40.80%
Banking – 16.17%
Ally Financial 4.125% 3/30/20	500,000	516,250
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,943,761
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	531,250
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	450,000	469,566
Banco Santander 3.50% 4/11/22	1,600,000	1,639,827
Banistmo 144A 3.65% 9/19/22 #	200,000	200,700
Bank of America
3.124% 1/20/23 µ	2,050,000	2,083,432
3.593% 7/21/28 µ	435,000	438,996
4.183% 11/25/27	1,040,000	1,079,542
5.75% 12/1/17	6,900,000	6,947,740
Bank of New York Mellon 2.50% 4/15/21	2,280,000	2,303,418
Barclays
3.20% 8/10/21	780,000	792,262
8.25%µψ	1,200,000	1,270,110
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	551,250
BGEO Group 144A 6.00% 7/26/23 #	200,000	206,480
Branch Banking & Trust 2.85% 4/1/21	1,505,000	1,535,514
Citigroup 2.414% (LIBOR03M + 1.10%) 5/17/24 ●	555,000	556,666

12     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citizens Bank
2.45% 12/4/19	5,010,000	$5,050,309
2.50% 3/14/19	2,890,000	2,913,752
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,076,346
Compass Bank 2.75% 9/29/19	7,305,000	7,354,328
Credit Suisse
2.30% 5/28/19	4,890,000	4,923,779
3.00% 10/29/21	475,000	487,836
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	311,443
Export-Import Bank of India 3.125% 7/20/21	410,000	415,282
Goldman Sachs Group
3.272% 9/29/25 µ	2,130,000	2,134,426
3.691% 6/5/28 µ	1,830,000	1,847,505
6.00% 6/15/20	200,000	219,665
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,631,368
Huntington National Bank 2.50% 8/7/22	480,000	477,706
JPMorgan Chase & Co.
2.55% 3/1/21	3,810,000	3,849,092
4.25% 10/1/27	1,010,000	1,069,376
5.30%µψ	1,000,000	1,045,000
KeyBank
2.40% 6/9/22	920,000	916,969
2.50% 11/22/21	1,890,000	1,903,616
3.18% 5/22/22	1,335,000	1,360,345
Manufacturers & Traders Trust 2.50% 5/18/22	555,000	557,129
Morgan Stanley
3.625% 1/20/27	885,000	898,370
5.00% 11/24/25	1,850,000	2,030,238
5.95% 12/28/17	6,900,000	6,970,628
PNC Bank 2.30% 6/1/20	4,275,000	4,308,883
PNC Financial Services Group
3.15% 5/19/27	595,000	596,871
5.00%µψ	1,160,000	1,218,000
Popular 7.00% 7/1/19	1,000,000	1,032,500
Regions Financial 2.75% 8/14/22	370,000	369,668
Royal Bank of Canada 2.75% 2/1/22	1,685,000	1,714,310
Royal Bank of Scotland Group
3.875% 9/12/23	1,470,000	1,505,677
8.625%µψ	910,000	1,011,237
Santander UK 144A 5.00% 11/7/23 #	820,000	888,014
Santander UK Group Holdings 3.571% 1/10/23	3,805,000	3,895,169
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,615,353

NQ-022 [9/17] 11/17 (298171)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
2.653% 5/15/23 µ	390,000	$392,304
3.30% 12/16/24	940,000	971,801
SunTrust Banks 2.70% 1/27/22	2,785,000	2,809,279
SVB Financial Group 3.50% 1/29/25	1,235,000	1,238,673
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,014,310
Transnet SOC 144A 4.00% 7/26/22 #	200,000	197,386
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	230,000	244,927
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	640,000	637,919
144A 3.00% 4/15/21 #	2,700,000	2,738,839
US Bancorp 2.35% 1/29/21	1,000,000	1,008,340
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	6,960,000	6,206,928
Wells Fargo
2.625% 7/22/22	485,000	486,124
5.625% 12/11/17	5,000,000	5,038,795
		123,652,579
Basic Industry – 2.35%
Allegheny Technologies 9.375% 6/1/19	250,000	274,375
Beacon Roofing Supply 6.375% 10/1/23	500,000	535,000
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	250,000	272,500
Dow Chemical 8.55% 5/15/19	1,760,000	1,944,334
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	263,377
First Quantum Minerals 144A 7.00% 2/15/21 #	250,000	258,437
FMG Resources August 2006 144A 4.75% 5/15/22 #	1,000,000	1,016,250
Freeport-McMoRan 6.50% 11/15/20	1,000,000	1,024,250
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,008,337
144A 5.40% 11/1/20 #	5,750,000	6,306,214
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,376,550
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,000,000	1,122,500
MMC Finance DAC 4.375% 4/30/18	500,000	505,670
NCI Building Systems 144A 8.25% 1/15/23 #	335,000	360,963
Phosagro OAO via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	500,000	508,281
Suzano Trading 144A 5.875% 1/23/21 #	100,000	108,375
Vale Overseas
4.375% 1/11/22	55,000	57,472
5.875% 6/10/21	400,000	441,500
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	208,500
WestRock 144A 3.00% 9/15/24 #	375,000	374,902
		17,967,787

14     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage – 0.33%
Jefferies Group 5.125% 1/20/23	2,285,000	$2,497,984
		2,497,984
Capital Goods – 1.60%
Allegion US Holding
3.20% 10/1/24	1,085,000	1,082,038
3.55% 10/1/27	739,000	735,556
Ardagh Packaging Finance 144A 7.25% 5/15/24 #	1,000,000	1,100,620
General Electric
1.692% (LIBOR03M + 0.38%) 5/5/26 ●	280,000	273,364
5.55% 5/4/20	2,175,000	2,377,725
6.00% 8/7/19	1,445,000	1,556,442
Rockwell Collins
3.20% 3/15/24	525,000	534,923
3.50% 3/15/27	385,000	393,137
SAN Miguel Industrias Pet 144A 4.50% 9/18/22 #	225,000	227,925
Siemens Financieringsmaatschappij 144A
2.70% 3/16/22 #	3,920,000	3,972,787
		12,254,517
Communications – 3.28%
Altice Luxembourg 144A 7.75% 5/15/22 #	500,000	531,250
American Tower
4.00% 6/1/25	470,000	486,591
4.40% 2/15/26	290,000	307,100
AT&T
2.85% 2/14/23	3,445,000	3,432,270
4.25% 3/1/27	770,000	792,564
Cablevision 144A 6.50% 6/15/21 #	195,000	208,599
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,220,313
CCO Holdings 5.75% 9/1/23	500,000	520,000
CenturyLink 5.625% 4/1/20	750,000	785,400
Crown Castle International
3.65% 9/1/27	75,000	75,080
5.25% 1/15/23	735,000	814,338
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	650,875
CSC Holdings 6.75% 11/15/21	750,000	830,625
Digicel Group 144A 7.125% 4/1/22 #	500,000	455,625
Dish DBS 6.75% 6/1/21	500,000	551,250
GTH Finance 144A 6.25% 4/26/20 #	500,000	530,825
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	519,492
SBA Tower Trust 144A 2.24% 4/10/18 #	1,995,000	1,994,605
Sirius XM Radio 144A 3.875% 8/1/22 #	1,000,000	1,027,700
Sprint Communications 6.00% 11/15/22	750,000	809,775

NQ-022 [9/17] 11/17 (298171)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Entertainment 8.375% 3/15/23	3,295,000	$4,097,735
Verizon Communications 4.50% 9/15/20	3,165,000	3,398,645
VTR Finance 144A 6.875% 1/15/24 #	1,000,000	1,060,000
		25,100,657
Consumer Cyclical – 1.61%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	188,596
Cencosud 144A 4.875% 1/20/23 #	250,000	266,150
Ford Motor Credit
3.096% 5/4/23	980,000	972,272
3.336% 3/18/21	1,575,000	1,611,730
General Motors Financial
3.15% 1/15/20	1,135,000	1,155,280
3.45% 1/14/22	1,100,000	1,123,686
3.45% 4/10/22	1,070,000	1,088,379
JD.com 3.125% 4/29/21	600,000	599,921
MGM Resorts International 6.75% 10/1/20	375,000	414,375
NCL 144A 4.75% 12/15/21 #	1,000,000	1,040,000
Prime Security Services Borrower 144A 9.25% 5/15/23 #	750,000	829,545
Scientific Games International 10.00% 12/1/22	500,000	555,625
Starbucks 2.10% 2/4/21	2,110,000	2,119,336
Wyndham Worldwide 4.15% 4/1/24	310,000	314,636
		12,279,531
Consumer Non-Cyclical – 2.67%
Anheuser-Busch InBev Finance 2.65% 2/1/21	3,360,000	3,416,386
BAT Capital 144A 2.764% 8/15/22 #	3,560,000	3,582,914
Becton Dickinson
2.894% 6/6/22	690,000	692,225
3.363% 6/6/24	685,000	692,123
CK Hutchison International 144A 2.875% 4/5/22 #	275,000	276,694
Kernel Holding 144A 8.75% 1/31/22 #	235,000	258,481
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	207,640
McCormick 2.70% 8/15/22	985,000	990,456
MHP 144A 8.25% 4/2/20 #	500,000	541,613
Pernod Ricard 144A 4.45% 1/15/22 #	1,795,000	1,929,213
Reynolds American 4.00% 6/12/22	2,370,000	2,505,653
Roche Holdings 144A 1.75% 1/28/22 #	1,015,000	993,950
Shire Acquisitions Investments Ireland
2.40% 9/23/21	1,090,000	1,086,936
2.875% 9/23/23	1,040,000	1,035,895
Thermo Fisher Scientific 3.00% 4/15/23	2,130,000	2,167,149
		20,377,328

16     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric – 5.27%
AEP Texas 144A 2.40% 10/1/22 #	1,930,000	$1,921,192
AES Gener 144A 5.25% 8/15/21 #	420,000	446,561
Ameren 2.70% 11/15/20	3,665,000	3,715,237
Arizona Public Service 2.20% 1/15/20	4,195,000	4,211,959
CMS Energy 6.25% 2/1/20	1,345,000	1,466,936
Dominion Energy 2.00% 8/15/21	410,000	403,483
DTE Energy
2.40% 12/1/19	1,725,000	1,735,185
3.30% 6/15/22	1,050,000	1,077,147
Duke Energy 1.80% 9/1/21	2,450,000	2,402,182
Dynegy 7.375% 11/1/22	1,000,000	1,047,500
Enel Finance International 144A 2.875% 5/25/22 #	2,790,000	2,811,182
Entergy 4.00% 7/15/22	2,050,000	2,171,536
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,200,509
Exelon
2.85% 6/15/20	2,000,000	2,040,692
3.497% 6/1/22	905,000	932,951
Fortis 2.10% 10/4/21	2,895,000	2,844,412
IPALCO Enterprises
3.45% 7/15/20	710,000	720,650
144A 3.70% 9/1/24 #	430,000	431,390
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	551,900
NV Energy 6.25% 11/15/20	2,460,000	2,745,543
Southern 2.35% 7/1/21	3,360,000	3,343,484
WEC Energy Group 2.45% 6/15/20	2,075,000	2,090,981
		40,312,612
Energy – 2.64%
Antero Resources 5.375% 11/1/21	500,000	515,000
Dominion Energy Gas Holdings 2.50% 12/15/19	2,020,000	2,037,139
Energy Transfer Equity 7.50% 10/15/20	500,000	565,625
Genesis Energy 6.75% 8/1/22	1,000,000	1,027,500
KazMunayGas National
144A 3.875% 4/19/22 #	250,000	252,776
144A 6.375% 4/9/21 #	250,000	273,916
Kinder Morgan Energy Partners 9.00% 2/1/19	850,000	923,608
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	403,568
Laredo Petroleum 5.625% 1/15/22	500,000	506,250
Murphy Oil USA 6.00% 8/15/23	500,000	528,750
Newfield Exploration 5.75% 1/30/22	500,000	536,250
Noble Holding International 5.75% 3/16/18	580,000	586,525
Oasis Petroleum 6.50% 11/1/21	500,000	512,500
ONEOK 7.50% 9/1/23	1,655,000	1,984,825

NQ-022 [9/17] 11/17 (298171)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Pertamina Persero 144A 4.30% 5/20/23 #	310,000	$326,171
Petrobras Global Finance 144A 5.299% 1/27/25 #	531,000	530,867
Plains All American Pipeline
2.85% 1/31/23	415,000	399,221
3.85% 10/15/23	1,280,000	1,286,112
Precision Drilling 6.50% 12/15/21	500,000	508,750
Sabine Pass Liquefaction
5.625% 3/1/25	1,405,000	1,551,714
5.75% 5/15/24	1,595,000	1,779,245
5.875% 6/30/26	50,000	56,009
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,436,729
WPX Energy 7.50% 8/1/20	335,000	365,987
YPF 144A 24.104% (BADLARPP + 4.00%) 7/7/20 #●	325,000	326,625
		20,221,662
Finance Companies – 1.21%
AerCap Ireland Capital
3.50% 5/26/22	790,000	809,557
3.65% 7/21/27	600,000	598,730
3.95% 2/1/22	1,525,000	1,588,458
4.25% 7/1/20	500,000	522,606
4.625% 10/30/20	500,000	532,374
Air Lease 3.00% 9/15/23	1,030,000	1,028,518
Aviation Capital Group 144A 2.875% 1/20/22 #	605,000	605,546
BOC Aviation 144A 2.375% 9/15/21 #	400,000	393,274
Corporacion Financiera de Desarrollo 144A
3.25% 7/15/19 #	500,000	510,000
Development Bank of Japan 144A 2.625% 9/1/27 #	790,000	780,695
GrupoSura Finance 144A 5.70% 5/18/21 #	500,000	546,250
International Lease Finance 8.625% 1/15/22	1,080,000	1,324,478
		9,240,486
Healthcare – 0.31%
HCA Healthcare 6.25% 2/15/21	1,000,000	1,085,000
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	250,000	250,000
Tenet Healthcare 8.125% 4/1/22	1,000,000	1,020,000
		2,355,000
Insurance – 1.10%
Chubb INA Holdings 2.30% 11/3/20	3,540,000	3,566,778
Hub Holdings 144A PIK 8.125% 7/15/19 #❆	500,000	502,187
Nuveen Finance 144A 4.125% 11/1/24 #	460,000	484,885
Pricoa Global Funding I 144A 2.20% 5/16/19 #	3,855,000	3,872,375
		8,426,225

18     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas – 0.37%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	$2,842,135
		2,842,135
Real Estate – 0.24%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	500,000	508,827
Host Hotels & Resorts
3.75% 10/15/23	505,000	516,888
3.875% 4/1/24	785,000	803,112
		1,828,827
Services – 0.20%
GEO Group 5.875% 1/15/22	500,000	520,625
Iron Mountain 144A 4.375% 6/1/21 #	1,000,000	1,036,790
		1,557,415
Technology – 0.41%
Apple 2.10% 9/12/22	1,085,000	1,076,759
Cisco Systems 1.85% 9/20/21	1,005,000	995,019
Dell International 144A 4.42% 6/15/21 #	1,000,000	1,050,682
		3,122,460
Transportation – 1.04%
DAE Funding 144A 4.00% 8/1/20 #	500,000	511,250
Penske Truck Leasing
144A 2.70% 3/14/23 #	665,000	659,979
144A 4.20% 4/1/27 #	2,635,000	2,767,719
Topaz Marine 144A 9.125% 7/26/22 #	200,000	201,150
United Airlines 2015-1 Class AA Pass-Through Trust
3.45% 12/1/27 ⧫	342,594	351,861
United Continental Holdings 4.25% 10/1/22	1,000,000	1,008,750
United Parcel Service 5.125% 4/1/19	2,340,000	2,457,876
		7,958,585
Total Corporate Bonds (cost $311,359,565)		311,995,790

Loan Agreements – 4.74%
Alpha 3 Tranche B1 1st Lien 4.333% (LIBOR03M + 3.00%)
1/31/24 ●	1,496,250	1,504,042
Blue Ribbon 1st Lien 5.235% (LIBOR03M + 4.00%)
11/13/21 ●	529,387	524,314
Builders FirstSource 1st Lien 4.333% (LIBOR03M +
3.00%) 2/29/24 ●	1,481,250	1,486,651
Change Healthcare Holdings Tranche B 1st Lien 3.985%
(LIBOR03M + 2.75%) 3/1/24 ●	1,592,000	1,597,373
Chesapeake Energy 1st Lien 8.814% (LIBOR03M + 7.50%)
8/23/21 ●	250,000	269,609
First Data 1st Lien 3.737% (LIBOR03M + 2.50%) 4/26/24 ●	443,499	445,288

NQ-022 [9/17] 11/17 (298171)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
First Eagle Holdings Tranche B 1st Lien 4.833%
(LIBOR03M + 3.50%) 12/1/22 ●	1,484,972	$1,501,306
Gardner Denver Tranche B 1st Lien 4.083% (LIBOR03M +
2.75%) 7/30/24 ●	928,264	930,057
JC Penney Tranche B 1st Lien 5.568% (LIBOR03M +
4.25%) 6/23/23 ●	112,967	110,613
Mission Broadcasting 1st Lien 3.735% (LIBOR03M +
2.50%) 1/17/24 ●	210,324	211,093
Mohegan Gaming & Entertainment Tranche B 1st Lien
5.235% (LIBOR03M + 4.00%) 10/13/23 ●	583,590	589,572
MPH Acquisition Holdings Tranche B 1st Lien 4.333%
(LIBOR03M + 3.00%) 6/7/23 ●	227,305	229,200
Nexstar Broadcasting Tranche B 1st Lien 3.735%
(LIBOR03M + 2.50%) 7/19/24 ●	1,670,924	1,677,030
ON Semiconductor Tranche B 1st Lien 3.485%
(LIBOR03M + 2.25%) 3/31/23 ●	1,557,192	1,564,573
PQ Tranche B 1st Lien 4.562% (LIBOR03M + 3.25%)
11/4/22 ●	692,505	699,801
Republic of Angola 7.683% (LIBOR06M + 6.25%)
12/16/23 =●	414,375	379,153
Rite Aid 2nd Lien 5.99% (LIBOR03M + 4.75%) 8/21/20 ●	500,000	503,437
Russell Investments Tranche B 1st Lien 5.49% (LIBOR03M
+ 4.25%) 6/1/23 ●	2,223,731	2,251,528
SFR Group Tranche B10 1st Lien 4.561% (LIBOR03M +
3.25%) 1/31/25 ●	3,473,750	3,489,219
Sprint Communications Tranche B 1st Lien 3.75%
(LIBOR03M + 2.50%) 2/2/24 ●	2,487,500	2,494,385
Staples 1st Lien 5.00% (LIBOR03M + 4.00%) 9/12/24 ●	2,000,000	1,992,504
Stars Group Holdings Tranche B 1st Lien 4.833%
(LIBOR03M + 3.50%) 8/1/21 ●	493,687	496,018
Summit Midstream Partners Holdings Tranche B 1st Lien
7.235% (LIBOR03M + 6.00%) 5/21/22 ●	249,375	253,116
Team Health Holdings Tranche B 1st Lien 3.985%
(LIBOR03M + 2.75%) 2/6/24 ●	1,592,000	1,570,110
Telenet Financing USD Tranche A1 1st Lien 3.984%
(LIBOR03M + 2.75%) 6/30/25 ●	2,500,000	2,510,070
Uniti Group 1st Lien 4.235% (LIBOR03M + 3.00%)
10/24/22 ●	1,623,193	1,503,472
Univision Communications Tranche C 1st Lien 3.985%
(LIBOR03M + 2.75%) 3/15/24 ●	1,718,706	1,705,426
UPC Financing Partnership Tranche AP 1st Lien 3.984%
(LIBOR03M + 2.75%) 4/15/25 ●	1,600,000	1,607,571
WideOpenWest Finance Tranche B 1st Lien 4.484%
(LIBOR03M + 3.25%) 8/19/23 ●	1,731,250	1,732,178

20     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Windstream Services Tranche B6 1st Lien 5.24%
(LIBOR03M + 4.00%) 3/30/21 ●	497,114	$444,917
Total Loan Agreements (cost $35,826,275)		36,273,626

Municipal Bonds – 0.35%
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	100,000	122,859
County of Baltimore, Maryland
5.00% 2/1/26	2,030,000	2,518,702
Total Municipal Bonds (cost $2,659,903)		2,641,561

Non-Agency Asset-Backed Securities – 27.12%
Ally Master Owner Trust
Series 2015-2 A1 1.804% (LIBOR01M + 0.57%)
1/15/21 ●	7,500,000	7,534,911
American Express Credit Account Master Trust
Series 2013-1 A 1.654% (LIBOR01M + 0.42%)
2/16/21 ●	7,135,000	7,157,597
Series 2013-2 A 1.654% (LIBOR01M + 0.42%)
5/17/21 ●	2,474,000	2,483,648
Series 2014-1 A 1.604% (LIBOR01M + 0.37%)
12/15/21 ●	2,100,000	2,109,194
Series 2017-2 A 1.686% (LIBOR01M + 0.45%)
9/16/24 ●	270,000	272,085
Series 2017-5 A 1.614% (LIBOR01M + 0.38%)
2/18/25 ●	575,000	577,806
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	34,022	34,001
Series 2017-A A1 144A 1.25% 6/15/18 #	663,524	663,051
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,560,180
Bank of America Credit Card Trust
Series 2014-A1 A 1.614% (LIBOR01M + 0.38%)
6/15/21 ●	5,625,000	5,645,214
Series 2015-A1 A 1.564% (LIBOR01M + 0.33%)
6/15/20 ●	2,023,000	2,024,778
Series 2017-A1 A1 1.95% 8/15/22	3,000,000	3,003,944
Barclays Dryrock Issuance Trust
Series 2017-1 A 1.557% (LIBOR01M + 0.33%)
3/15/23 ●	1,410,000	1,413,216
BMW Vehicle Lease Trust
Series 2016-1 A3 1.34% 1/22/19	5,216,354	5,213,895
Series 2016-2 A3 1.43% 9/20/19	1,810,000	1,804,387

NQ-022 [9/17] 11/17 (298171)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 1.684% (LIBOR01M + 0.45%)
7/15/22 ●	3,000,000	$3,011,856
Series 2015-1A A1 2.26% 3/15/23	500,000	501,947
Capital One Multi-Asset Execution Trust
Series 2014-A3 A3 1.614% (LIBOR01M + 0.38%)
1/18/22 ●	2,000,000	2,008,439
Series 2016-A1 A1 1.684% (LIBOR01M + 0.45%)
2/15/22 ●	7,660,000	7,700,505
Chase Issuance Trust
Series 2012-A10 A10 1.494% (LIBOR01M + 0.26%)
12/16/19 ●	2,750,000	2,750,920
Series 2013-A3 A3 1.514% (LIBOR01M + 0.28%)
4/15/20 ●	3,670,000	3,674,757
Series 2013-A6 A6 1.654% (LIBOR01M + 0.42%)
7/15/20 ●	4,000,000	4,011,917
Series 2013-A9 A 1.654% (LIBOR01M + 0.42%)
11/16/20 ●	8,900,000	8,936,405
Series 2014-A5 A5 1.604% (LIBOR01M + 0.37%)
4/15/21 ●	3,281,000	3,295,434
Series 2016-A1 A 1.644% (LIBOR01M + 0.41%)
5/17/21 ●	3,026,000	3,041,709
Series 2016-A3 A3 1.784% (LIBOR01M + 0.55%)
6/15/23 ●	5,965,000	6,035,277
Series 2017-A1 A 1.534% (LIBOR01M + 0.30%)
1/18/22 ●	4,935,000	4,953,712
Series 2017-A2 A 1.634% (LIBOR01M + 0.40%)
3/15/24 ●	1,300,000	1,304,413
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 1.657% (LIBOR01M + 0.42%)
7/24/20 ●	800,000	802,369
Series 2013-A7 A7 1.665% (LIBOR01M + 0.43%)
9/10/20 ●	8,100,000	8,130,778
Series 2016-A3 A3 1.721% (LIBOR01M + 0.49%)
12/7/23 ●	2,770,000	2,793,986
Series 2017-A1 A1 1.484% (LIBOR01M + 0.25%)
1/19/21 ●	2,650,000	2,655,396
Series 2017-A5 A5 1.856% (LIBOR01M + 0.62%)
4/22/26 ●	360,000	363,757
Series 2017-A7 A7 1.602% (LIBOR01M + 0.37%)
8/8/24 ●	8,400,000	8,430,242
CNH Equipment Trust
Series 2016-B A2B 1.634% (LIBOR01M + 0.40%)
10/15/19 ●	65,162	65,220

22     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust
Series 2013-A6 A6 1.684% (LIBOR01M + 0.45%)
4/15/21 ●	2,405,000	$2,414,785
Series 2014-A1 A1 1.664% (LIBOR01M + 0.43%)
7/15/21 ●	8,365,000	8,405,778
Series 2015-A1 A1 1.584% (LIBOR01M + 0.35%)
8/17/20 ●	325,000	325,320
Series 2016-A4 A4 1.39% 3/15/22	2,000,000	1,984,323
Series 2017-A1 A1 1.724% (LIBOR01M + 0.49%)
7/15/24 ●	12,040,000	12,167,116
Series 2017-A3 A3 1.464% (LIBOR01M + 0.23%)
10/17/22 ●	3,025,000	3,030,961
Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%)
12/15/26 ●	4,045,000	4,085,341
Ford Credit Auto Owner Trust
Series 2016-B A2B 1.544% (LIBOR01M + 0.31%)
3/15/19 ●	190,821	190,896
Series 2016-C A2B 1.374% (LIBOR01M + 0.14%)
9/15/19 ●	1,701,858	1,701,792
Ford Credit Floorplan Master Owner Trust A
Series 2014-2 A 1.734% (LIBOR01M + 0.50%)
2/15/21 ●	6,612,000	6,637,208
Series 2015-1 A2 1.634% (LIBOR01M + 0.40%)
1/15/20 ●	1,200,000	1,201,128
Series 2015-2 A2 1.804% (LIBOR01M + 0.57%)
1/15/22 ●	1,470,000	1,482,055
Series 2017-1 A2 1.654% (LIBOR01M + 0.42%)
5/15/22 ●	400,000	401,615
Golden Credit Card Trust
Series 2014-2A A 144A 1.684% (LIBOR01M + 0.45%)
3/15/21 #●	535,000	537,182
GreatAmerica Leasing Receivables Funding
Series 2017-1 A2 144A 1.72% 4/22/19 #	825,000	825,078
Hertz Fleet Lease Funding
Series 2014-1 A 144A 1.635% (LIBOR01M + 0.40%)
4/10/28 #●	91,581	91,578
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	249,100	233,038
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	6,650,000	6,637,249
Hyundai Auto Receivables Trust
Series 2016-A A2B 1.604% (LIBOR01M + 0.37%)
6/17/19 ●	1,012,616	1,013,369

NQ-022 [9/17] 11/17 (298171)     23

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.794% (LIBOR01M + 0.56%)
7/16/18 ●	63,649	$63,665
Mercedes-Benz Master Owner Trust
Series 2015-BA A 144A 1.614% (LIBOR01M + 0.38%)
4/15/20 #●	1,000,000	1,001,379
Series 2016-AA A 144A 1.814% (LIBOR01M + 0.58%)
5/15/20 #●	1,970,000	1,975,392
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.587% (LIBOR01M + 1.35%)
9/27/21 #●	390,000	392,734
Series 2017-1 A 144A 2.017% (LIBOR01M + 0.78%)
6/27/22 #●	1,000,000	1,000,533
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,015,130
Nissan Auto Lease Trust
Series 2016-A A2B 1.614% (LIBOR01M + 0.38%)
8/15/18 ●	159,460	159,528
Series 2016-B A2B 1.514% (LIBOR01M + 0.28%)
12/17/18 ●	1,182,693	1,183,421
Series 2016-B A3 1.50% 7/15/19	755,000	753,931
Nissan Auto Receivables Owner Trust
Series 2015-C A2B 1.584% (LIBOR01M + 0.35%)
11/15/18 ●	17,776	17,778
Series 2016-B A2B 1.534% (LIBOR01M + 0.30%)
4/15/19 ●	967,118	967,703
PFS Financing
Series 2015-AA A 144A 1.854% (LIBOR01M + 0.62%)
4/15/20 #●	2,000,000	2,003,940
Series 2017-BA A1 144A 1.834% (LIBOR01M + 0.60%)
7/15/22 #●	1,390,000	1,388,033
Synchrony Credit Card Master Note Trust
Series 2015-2 A 1.60% 4/15/21	640,000	640,257
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	499,314	501,911
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	553,545	556,423
Toyota Auto Receivables Owner Trust
Series 2016-B A2B 1.484% (LIBOR01M + 0.25%)
10/15/18 ●	102,801	102,817
Series 2017-A A2B 1.304% (LIBOR01M + 0.07%)
9/16/19 ●	1,000,000	1,000,185
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.084% (LIBOR01M + 0.85%)
12/15/20 #●	3,410,000	3,432,731

24     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Volvo Financial Equipment
Series 2017-1A A2 144A 1.55% 10/15/19 #	515,000	$514,719
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-2 A 1.686% (LIBOR01M + 0.45%)
10/20/19 ●	8,575,000	8,576,714
Series 2015-1 A 1.736% (LIBOR01M + 0.50%)
1/20/20 ●	4,810,000	4,815,176
Wheels SPV
Series 2017-1A A2 144A 1.88% 4/20/26 #	330,000	329,659
World Financial Network Credit Card Master Trust
Series 2015-A A 1.714% (LIBOR01M + 0.48%)
2/15/22 ●	685,000	686,185
Total Non-Agency Asset-Backed Securities
(cost $207,173,658)		207,412,702

Non-Agency Collateralized Mortgage Obligations – 0.13%
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	19,479	18,658
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	42,071	42,973
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	455,020
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	353,412	359,997
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.327% 4/25/36 ●	106,093	100,159
Total Non-Agency Collateralized Mortgage Obligations (cost $935,195)		976,807

Non-Agency Commercial Mortgage-Backed Security – 0.01%
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.685% 11/10/46 #●	100,000	108,597
Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		108,597

Regional Bond – 0.07%Δ
Argentina – 0.07%
Provincia de Cordoba 144A 7.125% 6/10/21 #	500,000	537,815
Total Regional Bond (cost $526,250)		537,815

Sovereign Bonds – 0.74%Δ
Argentina – 0.07%
Argentine Republic Government International Bond
5.625% 1/26/22	500,000	525,750
		525,750

NQ-022 [9/17] 11/17 (298171)     25

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Bahrain – 0.03%
Bahrain Government International Bond 144A
5.875% 1/26/21 #		250,000	$261,213
			261,213
Chile – 0.04%
Bonos de la Tesoreria de la Republica en pesos
4.50% 3/1/21	CLP	190,000,000	306,128
			306,128
Costa Rica – 0.03%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #		250,000	249,375
			249,375
Croatia – 0.07%
Croatia Government International Bond 144A
5.50% 4/4/23 #		500,000	555,885
			555,885
Dominican Republic – 0.04%
Dominican Republic International Bond 144A
7.50% 5/6/21 #		300,000	334,500
			334,500
Egypt – 0.07%
Egypt Government International Bond 144A
6.125% 1/31/22 #		500,000	518,391
			518,391
Hungary – 0.07%
Hungary Government International Bond 6.375% 3/29/21		500,000	564,350
			564,350
Indonesia – 0.07%
Perusahaan Penerbit SBSN Indonesia 144A
3.40% 3/29/22 #		500,000	510,625
			510,625
Nigeria – 0.07%
Nigeria Government International Bond 5.625% 6/27/22		500,000	510,413
			510,413
Saudi Arabia – 0.07%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #		500,000	503,000
			503,000
Sri Lanka – 0.07%
Sri Lanka Government International Bond
144A 5.125% 4/11/19 #		250,000	256,293
144A 5.75% 1/18/22 #		250,000	264,723
			521,016

26     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Ukraine – 0.04%
Ukraine Government International Bond 144A
7.75% 9/1/20 #	250,000	$265,577
		265,577
Total Sovereign Bonds (cost $5,509,500)		5,626,223

Supranational Bank – 0.07%
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #	500,000	532,063
Total Supranational Bank (cost $529,500)		532,063

US Treasury Obligations – 3.71%
US Treasury Notes
1.875% 7/31/22	18,535,000	18,490,835
2.25% 8/15/27	9,950,000	9,879,067
Total US Treasury Obligations (cost $28,585,395)		28,369,902

	Number of
	Shares
Preferred Stock – 0.50%
Bank of America 8.125% µ	1,000,000	1,032,500
General Electric 5.00% µ	1,111,000	1,176,493
Morgan Stanley 5.55% µ	1,180,000	1,230,887
USB Realty144A 2.451% (LIBOR03M + 1.147%) #●	400,000	351,500
Total Preferred Stock (cost $3,713,522)		3,791,380

	Principal amount°
Short-Term Investments – 1.63%
Discount Notes – 0.11%≠
Federal Farm Credit 0.783% 10/5/17	105,406	105,397
Federal Home Loan Bank
0.349% 10/2/17	307,019	307,013
0.947% 10/19/17	214,095	213,996
0.982% 11/13/17	210,811	210,568
		836,974
Repurchase Agreements – 1.52%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be repurchased on 10/2/17,
repurchase price $2,046,962 (collateralized by US
government obligations 3.375% 11/15/19; market value
$2,087,730)	2,046,792	2,046,792

NQ-022 [9/17] 11/17 (298171)     27

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.92%, dated 9/29/17, to be repurchased on 10/2/17,
repurchase price $5,117,372 (collateralized by US
government obligations 0.125%–3.75%
7/31/19–11/15/43; market value $5,219,319)	5,116,979	$5,116,979
BNP Paribas
1.00%, dated 9/29/17, to be repurchased on 10/2/17,
repurchase price $4,476,604 (collateralized by US
government obligations 0.00%–3.375%
1/4/18–5/15/45; market value $4,565,756)	4,476,231	4,476,231
		11,640,002
Total Short-Term Investments (cost $12,476,955)		12,476,976
Total Value of Securities – 103.34%
(cost $787,489,083)		790,204,049
Liabilities Net of Receivables and Other Assets – (3.34%)★		(25,554,603)
Net Assets Applicable to 90,018,938 Shares Outstanding – 100.00%		$764,649,446

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $142,686,736, which represents 18.66% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	PIK. 100% of the income received was in the form of cash.
★	Of this amount, $653,000 represents cash collateral posted for futures contracts, $4,761,976 represents cash collateral posted for centrally cleared swap contracts, $121,000 represents cash collateral posted for TBA transactions, and $110,000 represents cash collateral received for TBA transactions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ψ	No contractual maturity date.

28     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2017.

The following futures and swap contracts were outstanding at Sept. 30, 2017:

Futures Contracts

		Notional			Value/
		Cost	Notional	Expiration	Unrealized
Contracts to Buy (Sell)		(Proceeds)	Amount	Date	Appreciation

(532)	US Treasury 10 yr Notes	$(67,495,144)	$(66,666,250)	12/20/17	$828,894
(13)	US Treasury Long Bonds	(2,021,565)	(1,986,563)	12/20/17	35,002
Total Futures Contracts		$(69,516,709)			$863,896

Swap Contracts
CDS Contracts1

Counterparty/			Upfront
Reference Obligation/		Annual	Payments
Termination Date/	Notional	Protection	Paid		Unrealized
Payment Frequency	Amount[2]	Payments	(Received)	Value	Depreciation[3]
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.28[4]
6/20/22-
Quarterly	44,000,000	5.00%	$(3,051,035)	$(3,376,772)	$(325,737)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-022 [9/17] 11/17 (298171)     29

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(69,824).

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BADLARPP – Argentina Term Deposit Rate
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
H15T1Y – US Treasury Yield Curve T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR012M – ICE LIBOR USD 12 Month
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

See accompanying notes.

30     NQ-022 [9/17] 11/17 (298171)

Notes
Delaware Limited-Term Diversified Income Fund	September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-022 [9/17] 11/17 (298171)     31

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

32     NQ-022 [9/17] 11/17 (298171)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-
Backed Securities	$—	$386,596,938	$—	$386,596,938
Corporate Debt	—	313,357,565	—	313,357,565
Foreign Debt	—	6,696,101	—	6,696,101
Loan Agreements[1]	—	35,894,473	379,153	36,273,626
Municipal Bonds	—	2,641,561	—	2,641,561
Preferred Stock	—	3,791,380	—	3,791,380
Short-Term Investments	—	12,476,976	—	12,476,976
US Treasury Obligations	—	28,369,902	—	28,369,902
Total Value of Securities	$—	$789,824,896	$379,153	$790,204,049

Derivatives:
Futures Contracts	$863,896	$—	$—	$863,896
Swap Contracts	—	(325,737)	—	(325,737)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	98.95%	1.05%	100.00%

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-022 [9/17] 11/17 (298171)     33

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: